Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 36,781
2014	41,790
2016	26,908
2017	16,601
2018	11,821
2019 and after	$ 34,056